Condensed Consolidated Statement of Operations and Comprehensive Income Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
REVENUE	$ 304,470	$ 54,867	$ 508,661	$ 71,633	$ 91,376
COST OF REVENUE	(140,863)	(20,742)	(302,409)	(26,227)	(52,611)
GROSS PROFIT	163,607	34,125	206,252	45,406	38,765
OTHER INCOME	1,002	2,219	8,928	2,618	4,109
SELLING AND DISTRIBUTION EXPENSES	(401)		(411)	(6)	(481)
ADMINISTRATIVE EXPENSES	(127,589)	(99,277)	(380,424)	(152,469)	(276,481)
OTHER OPERATING EXPENSES		(774)		(774)	(774)
LOSS FROM OPERATIONS					(234,862)
INTEREST EXPENSE
LOSS BEFORE INCOME TAX	36,619	(63,707)	(165,655)	(105,225)	(234,862)
INCOME TAX EXPENSE
NET LOSS	36,619	(63,707)	(165,655)	(105,225)	(234,862)
Non-Controlling Interest	181		1,227
Other comprehensive income/(loss): - Foreign currency translation adjustment	(19,984)	17,811	(19,984)	17,811	6,566
Total Comprehensive income/(loss)	$ 23,137	$ (45,896)	$ (184,412)	$ (87,414)	$ (228,296)
Net income/(loss) per share- Basic and diluted	$ (0.00)	$ (0.001)	$ (0.003)	$ (0.001)	$ (0.003)
Weighted average number of common shares outstanding - Basic and diluted	111,676,956	105,554,348	110,026,836	46,441,455	61,768,165	19,672